SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

On November 27, 2025, the Company’s shareholders approved an amendment to the memorandum and articles of association to adopt a dual-class share structure. The authorized share capital of the Company is US$50,000 divided into 467,290,000 Class A Ordinary Shares of a nominal or par value of US$0.001 each and 32,710,000 Class B Ordinary Shares of a nominal or par value of US$0.001 each. All of the issued and outstanding ordinary shares (except the 6,355,000 and 6,355,000 held by Polar Energy Company Limited and WISE-POWER ENERGY SERVICES CO., LTD., respectively, were re-designated into Class A ordinary shares of par value US$0.001 each; the 6,355,000 and 6,355,000 Ordinary Shares held by Polar Energy Company Limited and WISEPOWER ENERGY SERVICES CO., LTD., respectively, were re-designated into class B ordinary shares of a par value of US$0.001 each; 20,000,000 of the authorized but unissued ordinary shares were re-designated into Class B ordinary shares of par value US$0.001 each; and all of the remaining authorized but unissued ordinary shares were re-designated into Class A ordinary shares of par value US$0.001 each. Under the new structure, the Company’s share capital consists of Class A Ordinary Shares and Class B Ordinary Shares. Each Class A Ordinary Share carries one (1) vote per share, and each Class B Ordinary Share carries twenty-five (25) votes per share and the other rights attached to it as set out in the Company’s amended and restated memorandum and articles.

On December 11, 2025, China Oil Blue Ocean Energy Equipment（Sichuan）Co., Ltd (China Oil Blue Ocean Energy) was incorporated in Jianyang, China, which is 100% controlled by Leishen Cayman. China Oil Blue Ocean Energy currently has no business operations.